Related Parties - Restricted Stock Program (Detail) - 12 months ended Dec. 31, 2023 R$ / shares in Units, R$ in Thousands	BRL (R$) shares R$ / shares	$ / shares
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	14,834,595
Total exercisable grant costs, including taxes	R$ 433,901
Accumulated recognized exercisable grant costs	(124,841)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 309,060
Restricted Stock Award [Member] | Grant Date, September 19, 2018 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 19, 2018
Number of shares granted (Quantity) | shares	80,000
Vesting period	2024
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 19.58
Total exercisable grant costs, including taxes	R$ 2,675
Accumulated recognized exercisable grant costs	(2,341)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 334
Restricted Stock Award [Member] | Grant Date, April 3, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 3, 2019
Number of shares granted (Quantity) | shares	25,996
Vesting period	2024
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.25
Total exercisable grant costs, including taxes	R$ 3,083
Accumulated recognized exercisable grant costs	(3,027)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 56
Restricted Stock Award [Member] | Grant Date, September 2, 2019 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 2, 2019
Number of shares granted (Quantity) | shares	240,000
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 16.42
Total exercisable grant costs, including taxes	R$ 6,756
Accumulated recognized exercisable grant costs	(4,880)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 1,876
Restricted Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Number of shares granted (Quantity) | shares	89,388
Vesting period	2024 to 2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.53
Total exercisable grant costs, including taxes	R$ 2,107
Accumulated recognized exercisable grant costs	(1,781)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 326
Restricted Stock Award [Member] | Grant Date, September 16, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 16, 2020
Number of shares granted (Quantity) | shares	140,000
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 23.03
Total exercisable grant costs, including taxes	R$ 5,464
Accumulated recognized exercisable grant costs	(3,036)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 2,428
Restricted Stock Award [Member] | Grant Date, April 7, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 7, 2021
Number of shares granted (Quantity) | shares	339,678
Vesting period	2024
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 21
Total exercisable grant costs, including taxes	R$ 13,822
Accumulated recognized exercisable grant costs	(12,711)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 1,111
Restricted Stock Award [Member] | Grant Date, September 22, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 22, 2021
Number of shares granted (Quantity) | shares	1,000,000
Vesting period	2027
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.17
Total exercisable grant costs, including taxes	R$ 24,363
Accumulated recognized exercisable grant costs	(9,576)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 14,787
Restricted Stock Award [Member] | Grant Date, April 6, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 6, 2022
Number of shares granted (Quantity) | shares	667,194
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.16
Total exercisable grant costs, including taxes	R$ 18,240
Accumulated recognized exercisable grant costs	(10,885)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 7,355
Restricted Stock Award [Member] | Grant Date, September 21, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 21, 2022
Number of shares granted (Quantity) | shares	2,640,000
Vesting period	2032
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.98
Total exercisable grant costs, including taxes	R$ 64,048
Accumulated recognized exercisable grant costs	(8,540)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 55,508
Restricted Stock Award [Member] | Grant Date, December 7, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	December 7, 2022
Number of shares granted (Quantity) | shares	1,500,000
Vesting period	2032
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 13.47
Total exercisable grant costs, including taxes	R$ 37,711
Accumulated recognized exercisable grant costs	(4,090)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 33,621
Restricted Stock Award [Member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	311,324
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 7,472
Accumulated recognized exercisable grant costs	(2,802)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 4,670
Restricted Stock Award [Member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	1,179,409
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.5
Total exercisable grant costs, including taxes	R$ 32,040
Accumulated recognized exercisable grant costs	(8,129)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 23,911
Restricted Stock Award [Member] | Grant Date, September 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	September 20, 2023
Number of shares granted (Quantity) | shares	3,800,000
Vesting period	2033
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 18.75
Total exercisable grant costs, including taxes	R$ 132,775
Accumulated recognized exercisable grant costs	(4,426)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 128,349
Performance Stock Award [Member] | Grant Date, April 1, 2020 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 1, 2020
Number of shares granted (Quantity) | shares	144,202
Vesting period	2024 to 2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 12.53
Total exercisable grant costs, including taxes	R$ 3,234
Accumulated recognized exercisable grant costs	(2,845)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 389
Performance Stock Award [Member] | Grant Date, April 7, 2021 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 7, 2021
Number of shares granted (Quantity) | shares	645,094
Vesting period	2024
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 21
Total exercisable grant costs, including taxes	R$ 25,358
Accumulated recognized exercisable grant costs	(23,692)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 1,666
Performance Stock Award [Member] | Grant Date, April 6, 2022 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 6, 2022
Number of shares granted (Quantity) | shares	847,990
Vesting period	2025
Fair value of shares on the grant date (in R$ per share) | R$ / shares	R$ 14.16
Total exercisable grant costs, including taxes	R$ 22,694
Accumulated recognized exercisable grant costs	(13,931)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 8,763
Performance Stock Award [Member] | Grant Date, April 20, 2023 [Member]
Disclosure of transactions between related parties [line items]
Grant date	April 20, 2023
Number of shares granted (Quantity) | shares	1,184,320
Vesting period	2026
Fair value of shares on the grant date (in R$ per share) | $ / shares		$ 14.5
Total exercisable grant costs, including taxes	R$ 32,059
Accumulated recognized exercisable grant costs	(8,149)
Unrecognized exercisable grant costs (in R$ thousands)	R$ 23,910